INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Process Material Stockpiles	$ 2,704	$ 2,520
Concentrate Inventory	3,052	1,861
Materials And Supplies	4,760	3,230
Inventories	$ 10,516	$ 7,611